RELATED PARTIES BALANCES AND TRANSACTIONS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
RELATED PARTIES BALANCES AND TRANSACTIONS [Abstract]
Long-term investment	$ 44	$ 60
Trade accounts payable	62	90
Sales		59	431
Cost of revenues	14,883	3,379	2,853
General and Administrative expenses	221	311	238
Other expense (income), net	$ 16	$ 144	$ (184)